Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2013
Shareholders' Equity
Summary of changes in shareholders' equity

Nine Months Ended September 30, 2013

(in thousands)

	Series A		Series B				Additional			Non-
	Preferred Stock		Preferred Stock		Common Stock		Paid-in	Accumulated	Treasury	controlling
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Interests	Total

Balance at December 31, 2012	10	$—	—	$—	18,072	$181	$203,833	$(37,664)	$(196)	$2,451	$168,605
Net income (loss)	—	—	—	—	—	—	—	11,450	—	(163)	11,287
Stock dividend paid to Series A preferred shareholders	—	—	—	—	904	9	(9)	—	—	—	—
Series A preferred shares retired	(10)	—	—	—	—	—	—	—	—	—	—
Cash dividend paid to Series B preferred shareholder	—	—	—	—	—	—	(700)	—	—	—	(700)
Issuance of common stock	—	—	—	—	6,819	68	90,189	—	—	—	90,257
Stock-based and other non-cash long-term incentive compensation expense (Note 16)	—	—	—	—	—	—	4,312	—	—	—	4,312
Balance at September 30, 2013	—	$—	—	$—	25,795	$258	$297,625	$(26,214)	$(196)	$2,288	$273,761

Nine Months Ended September 30, 2012

(in thousands)

	Series A		Series B				Additional			Non-
	Preferred Stock		Preferred Stock		Common Stock		Paid-in	Accumulated	Treasury	controlling
	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Deficit	Stock	Interests	Total

Balance at December 31, 2011	10	$—	—	$—	9,958	$100	$154,462	$(88,487)	$(155)	$2,640	$68,560
Net income (loss)	—	—	—	—	—	—		32,905	—	(119)	32,786
Purchase of treasury stock	—	—	—	—	—	—	—	—	(41)	—	(41)
Issuance of common stock	—	—	—	—	7,923	79	48,181	—	—	—	48,260
Stock-based and other non-cash long-term incentive compensation expense (Note 16)	—	—	—	—	88	1	540	—	—	—	541
Balance at September 30, 2012	10	$—	—	$—	17,969	$180	$203,183	$(55,582)	$(196)	$2,521	$150,106